DEFERRED CHARGES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEFERRED CHARGES

21.	DEFERRED CHARGES

(in thousands of $)	2015	2014
Debt arrangement fees	4,580	11,328
Accumulated amortization	(1,394)	(6,565)
	3,186	4,763

During 2015, Frontline 2012 paid $0.5 million with respect to loan arrangement fees on the $60.6 million facility drawn down in March 2015 and deferred charges of$5.0 million, which were fully amortized in 2014, have been removed from the figures shown for 2015.